VIRTUS Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—95.6%
Communication Services—2.7%
NAVER Corp. (South Korea)	89,245	$ 28,416
Consumer Discretionary—8.3%
Ferrari N.V. (Italy)	76,871	19,910
Flutter Entertainment plc (Ireland)(1)	134,047	21,213
LVMH Moet Hennessy Louis Vuitton SE (France)	32,222	26,670
Yum China Holdings, Inc. (China)	439,158	21,548
		89,341

Consumer Staples—15.6%
Diageo plc (United Kingdom)	841,139	45,951
Kobe Bussan Co., Ltd. (Japan)	553,698	21,444
Mondelez International, Inc. Class A (United States)	410,664	27,231
Nestle S.A. Registered Shares (Switzerland)	312,574	43,716
Wal-Mart de Mexico SAB de C.V. (Mexico)	7,924,504	29,499
		167,841

Financials—1.1%
London Stock Exchange Group plc (United Kingdom)	121,020	11,352
Health Care—13.8%
Alcon, Inc. (Switzerland)	517,381	45,844
Eurofins Scientific SE (Luxembourg)	262,141	32,471
Hoya Corp. (Japan)	200,375	29,805
Lonza Group AG Registered Shares (Switzerland)	19,736	16,496
Sartorius Stedim Biotech (France)	43,573	23,931
		148,547

Industrials—28.7%
Ashtead Group plc (United Kingdom)	424,812	34,167
Boyd Group Services, Inc. (Canada)	124,028	19,573
CAE, Inc. (Canada)(1)	1,183,689	29,860
Canadian National Railway Co. (Canada)	158,751	19,500
Epiroc AB Class A (Sweden)	1,037,768	26,322
Experian plc (Ireland)	505,360	24,844
IMCD N.V. (Netherlands)	120,031	26,607
RELX plc (United Kingdom)	1,012,909	32,932
Rentokil Initial plc (United Kingdom)	4,383,890	34,653
Teleperformance (France)	61,632	27,506
Wolters Kluwer N.V. (Netherlands)	272,713	32,166
		308,130

Information Technology—24.4%
Adyen N.V. (Netherlands)(1)	5,905	15,540
Constellation Software, Inc. (Canada)	34,893	64,739
Halma plc (United Kingdom)	648,600	28,093
Keyence Corp. (Japan)	26,792	16,835
	Shares	Value

Information Technology—continued
Mastercard, Inc. Class A (United States)	123,475	$ 44,367
Obic Co., Ltd. (Japan)	173,413	32,563
Samsung Electronics Co., Ltd. (South Korea)	312,275	20,569
Tata Consultancy Services Ltd. (India)	790,000	39,729
		262,435

Materials—1.0%
Air Liquide S.A. (France)	61,842	10,795
Total Common Stocks (Identified Cost $709,754)		1,026,857

Total Long-Term Investments—95.6% (Identified Cost $709,754)		1,026,857

Short-Term Investment—5.3%
Money Market Mutual Fund—5.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	57,246,616	57,247
Total Short-Term Investment (Identified Cost $57,247)		57,247

TOTAL INVESTMENTS—100.9% (Identified Cost $767,001)		$1,084,104
Other assets and liabilities, net—(0.9)%		(9,346)
NET ASSETS—100.0%		$1,074,758

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	17%
Canada	12
United States	12
Switzerland	10
Japan	9
France	8
Netherlands	7
Other	25
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,026,857	$1,026,857
Money Market Mutual Fund	57,247	57,247
Total Investments	$1,084,104	$1,084,104
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Foreign Opportunities Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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